Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec. 31, 2012
Document Creation Date	dei_DocumentCreationDate	Jan. 04, 2013